CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Summary of management of capital information
	2025	2024
Equity	$234,030	$125,399
Deferred consideration payable	8,326	-
Equipment loan obligations	388	193
Finance lease obligations	5,626	2,436
	$248,370	$128,028